Annual Total Returns- Invesco Liquid Assets Portfolio (CAVU Securities Share) [BarChart] - CAVU Securities Share - Invesco Liquid Assets Portfolio - CAVU Securities Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.13%	0.16%	0.09%	0.06%	0.12%	0.50%	1.03%	1.97%	2.28%	0.58%